Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of Group's profit before income taxes

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Non-PRC	(7,902,201)	(1,495,542)	6,375,022	873,374
PRC	44,165,930	73,371,990	126,326,271	17,306,628
	36,263,729	71,876,448	132,701,293	18,180,002

Schedule of income taxes

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax	5,754,253	11,048,804	20,044,605	2,746,100
Deferred income tax (benefit)/expense	(1,028,586)	801,100	222,176	30,438
	4,725,667	11,849,904	20,266,781	2,776,538

Schedule of reconciliation of difference between the mainland China statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of different tax rates in different jurisdictions	5.6%	(4.4)%	(6.6)%
Tax effect of preferential tax rates	(12.3)%	(4.2)%	(2.7)%
Tax effect of non-deductible expenses	0.9%	0.4%	0.1%
Tax effect of non-taxable income	(0.3)%	(0.0)%	(0.1)%
Tax effect of tax rate changes on deferred taxes	1.5%	0.2%	0.2%
Tax effect of additional deduction of research and development expenses	(1.2)%	(1.0)%	(0.5)%
Change in valuation allowance	(6.2)%	0.5%	(0.1)%
Effective tax rate	13.0%	16.5%	15.3%

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	740,304	677,299	92,790
Carryforwards of non-deductible advertising expenses and donations	346,089	31,360	4,296
Others	156,199	164,982	22,603
Less: valuation allowance	(860,933)	(715,258)	(97,990)
Total deferred tax assets	381,659	158,383	21,699
Total deferred tax liabilities	(170,750)	(249,159)	(34,135)